Allianz Life Insurance Company of North America
Stewart D. Gregg, Senior Securities Counsel
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
(763) 765-2913

September 4, 2007

VIA EDGAR

Ms. Sally Samuel, Senior Counsel
Office of Insurance Products
Securities and Exchange Commission
100 F Street, NE
Washington, DC    20549-4644

Re:   Allianz Life Insurance Company of North America
      Allianz Life Variable Account B

Dear Ms. Samuel:

Enclosed for filing please find an initial Registration Statement on Form N-4 which is filed pursuant to the Securities Act of 1933 ("1933 Act") and as amendment No. 221 pursuant to the Investment Company Act of 1940 ("1940 Act"). The purpose of this filing is to register an individual variable annuity contract and associated riders, called the Elite Choice Contract, pursuant to the 1933 Act. The separate account is already registered pursuant to the 1940 Act (File No. 811-05618). In addition, some of the associated riders are also registered in other filings pursuant to the 1933 Act (File Nos. 333-82329, 333-134267, and 333-139701).

The Registrant hereby requests selective review of the enclosed Registration Statement as the filing is substantially similar to a filing by the same separate account effected on December 28, 2006, reviewed by the Commission's staff, and declared effective on May 1, 2007 (File No. 333-139701) (the Initial Allianz Vision Contract).

For the convenience of the staff in reviewing the Registration Statement, a courtesy copy, to include a redline of the prospectus compared to the Allianz Vision prospectus, is being sent via email to the Office of Insurance Products of the Division of Investment Management.

The enclosed filing is a simplified version of the Initial Allianz Vision Contract and is identical to that Contract except for the material changes/differences listed below:

     o Elite Choice has a seven-year withdrawal charge schedule only (there is no Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option),
     o does not include the Lifetime Plus Benefit (only a new Lifetime Plus II Benefit is offered),
     o allows a 10% Free Withdrawal Privilege (rather than 12%), and
     o has a base M&E charge of 1.15% (rather than 1.40%)

The Lifetime Plus II Benefit is identical to the existing Lifetime Plus Benefit in the Initial Allianz Vision Contract except that it has an automatic reset of the 5% Annual Increase. The automatic reset potentially locks in the contract value on each contract anniversary when it reaches certain limits, using the same formula as the Lifetime Plus Benefit.


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In accordance with Rule 461 under the 1933 Act, the Registrant and Allianz Life
Financial Services, LLC, the Registrant's principal underwriter, hereby reserve the ability to orally request acceleration of the effective date of the Registration Statement. The Registrant and Allianz Life Financial Services, LLC are aware of their respective obligations under the 1933 Act.

All additional required materials including expenses and exhibits will be filed by amendment. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

Please contact me with any questions or comments you may have concerning the enclosed. I may be reached at the following address and phone number: Allianz Life, 5701 Golden Hills Drive, Mpls, MN 55416. Telephone:
(763)765-2913

Sincerely,

Allianz Life Insurance Company of North America


By:     /s/ Stewart D. Gregg
       __________________________________________
       Stewart D. Gregg

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